Assets pledged (Tables)	12 Months Ended
Dec. 31, 2018
Assets pledged
Carrying amount of the assets pledged as security against liabilities

The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2018	2017
	£m	£m
Cash collateral	55,532	56,351
Loans and advances	43,383	41,772
Trading portfolio assets	63,143	73,899
Financial assets at fair value through the income statement	6,750	4,798
Financial Investments		15,058
Financial assets at fair value through other comprehensive income	10,354
Assets pledged	179,162	191,878

Collateral held as security for assets

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Barclays Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	2018	2017
	£m	£m
Fair value of securities accepted as collateral	598,348	608,412
Of which fair value of securities re-pledged/transferred to others	528,957	547,637